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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from November 1, 2007 to November 30, 2007

                   Commission File Number of issuing entity:
                                  333-140609-06

                      GMACM HOME EQUITY LOAN TRUST 2007-HE3
                        (Exact name of issuing entity as
                            specified in its charter)

                 Commission File Number of depositor: 333-140609

                    RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
              (Exact name of depositor as specified in its charter)

                               GMAC MORTGAGE, LLC
               (Exact name of sponsor as specified in its charter)

                 New York                                          None
     (State or other jurisdiction of                        (I.R.S. Employer
  incorporation or organization of the                      Identification No.)
             issuing entity)

   c/o GMAC Mortgage, LLC, as Servicer
             100 Witmer Road                                       19044
            Horsham, PA 19044                                      (Zip Code)
 (Address of principal executive offices
           of issuing entity)

                                 (215) 682-1000
                    (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

        Title of Class           Registered/reported pursuant to
                                           (check one)
                                                                       Name of
                                                                      exchange
                               Section      Section     Section      (If Section
                                 12(b)       12(g)       15(d)          12(b))
Mortgage Pass Through
Certificates, Serie
2007-HE3, in the classes
specified herein                 [___]       [___]        [ X ]   ______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No __

                                       3
                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

      The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

      Introductory and explanatory information regarding the material terms, parties and distributions described herein and in Exhibit 99.1 is included in the Prospectus Supplement relating to the GMACM Home Equity Loan-Backed Term Notes, Series 2007-HE3 (the "Notes") dated October 25, 2007, and related Prospectus dated April 17, 2007 (collectively, the "Prospectus"), of the GMACM Home Equity Loan Trust 2007-HE3 (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Notes were offered under the Prospectus: Class I-A-1, Class I-A-2, Class II-A-1, Class II-A-2, Class M-1 and Class M-2.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.

ITEM 9 - EXHIBITS

      (a) Documents filed as part of this report.

Exhibit 99.1      December 2007 Monthly Statement to Noteholders

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  December 26, 2007



                              GMACM Home Equity Loan Trust 2007-HE3
                              (Issuing entity)

                              By:  GMAC Mortgage, LLC, as Servicer


                                    By:  /s/ Tim Magauran
                                         Name:   Tim Magauran
                                         Title:  Limited Signing Officer

                EXHIBIT 99.1 -- MONTHLY STATEMENT TO NOTEHOLDERS